SHARE-BASED COMPENSATION - Options granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Number of options
Outstanding at the beginning of the period (in shares)	889,174	1,900,479	1,888,698
Granted (in shares)			329,800
Exercised (in shares)	(274,565)	(995,255)	(277,319)
Forfeited (in shares)	(1,885)	(16,050)	(40,700)
Outstanding at the end of the period (in shares)	612,724	889,174	1,900,479
Weighted average exercise price per option
Outstanding at the beginning of the period (in dollars per share)	$ 5.15	$ 6.63	$ 4.56
Granted (in dollars per share)			15.20
Exercised (in dollars per share)	4.83	7.97	2.97
Forfeited (in dollars per share)	5.19	5.38	5.23
Outstanding at the end of the period (in dollars per share)	5.29	5.15	6.63
Weighted average fair value per option at grant date
Outstanding at the beginning of the period (in dollars per share)	10.02	12.36	9.24
Granted (in dollars per share)			24.69
Exercised (in dollars per share)	7.89	14.29	5.81
Forfeited (in dollars per share)	23.93	22.25	12.04
Outstanding at the end of the period (in dollars per share)	$ 10.93	$ 10.02	$ 12.36
Additional information
Vested options (in shares)	541,639
Options expected to vest (in shares)	71,085
Weighted-average exercise price of options expected to vest (in dollars per share)	$ 5.35
Aggregate intrinsic value of options expected to vest	$ 1,695